Contract assets and contract liabilities - Disclosure of contract liabilities explanatory (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract assets and contract liabilities [Abstract]
Billings in advance of performance	¥ 2,090	¥ 2,119	¥ 12,498
Billings in advance of goods transferred	28,484	2,357	0
Contract liabilities	¥ 30,574	¥ 4,476	¥ 12,498